Portfolio of Investments – as of March 31, 2026 (Unaudited)
Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 97.9% of Net Assets
	Automobiles — 1.7%
244,372	General Motors Co.	$18,205,714
	Banks — 7.4%
321,869	Bank of America Corp.	15,691,114
236,388	Citigroup, Inc.	26,808,763
12,801	First Citizens BancShares, Inc., Class A	24,125,533
166,945	Wells Fargo & Co.	13,290,491
		79,915,901
	Beverages — 3.5%
70,400	Constellation Brands, Inc., Class A	10,560,000
1,020,396	Keurig Dr. Pepper, Inc.	26,867,027
		37,427,027
	Broadline Retail — 1.1%
59,043	Amazon.com, Inc.(a)	12,296,886
	Building Products — 1.7%
237,628	Fortune Brands Innovations, Inc.	9,260,363
154,593	Masco Corp.	9,332,780
		18,593,143
	Capital Markets — 10.6%
339,784	Carlyle Group, Inc.	16,442,148
257,330	Charles Schwab Corp.	24,183,873
193,033	Intercontinental Exchange, Inc.	30,360,230
169,880	Nasdaq, Inc.	14,421,113
88,000	Raymond James Financial, Inc.	12,741,520
126,766	State Street Corp.	16,043,505
		114,192,389
	Chemicals — 2.8%
356,936	Corteva, Inc.	29,879,113
	Construction Materials — 1.3%
257,000	Amrize Ltd.(a)	14,397,140
	Consumer Finance — 4.9%
615,883	Ally Financial, Inc.	24,161,090
115,411	Capital One Financial Corp.	21,054,429
104,610	Synchrony Financial	7,115,572
		52,331,091
	Consumer Staples Distribution & Retail — 0.6%
91,600	Sysco Corp.	6,533,828
	Distributors — 0.8%
77,000	Genuine Parts Co.	8,142,750
	Diversified Telecommunication Services — 1.5%
546,710	Comcast Corp., Class A	15,696,044
	Electronic Equipment, Instruments & Components — 1.9%
106,600	CDW Corp.	12,900,732
37,399	TE Connectivity PLC	7,817,139
		20,717,871
	Entertainment — 2.1%
165,900	Netflix, Inc.(a)	15,951,285
255,901	Warner Bros. Discovery, Inc.(a)	7,027,041
		22,978,326
	Financial Services — 4.4%
332,900	Corebridge Financial, Inc.	7,942,994
418,164	Fiserv, Inc.(a)	23,333,551
243,196	Global Payments, Inc.	16,367,091
		47,643,636
	Ground Transportation — 1.8%
81,100	Union Pacific Corp.	19,676,482
Shares	Description	Value (†)
	Health Care Equipment & Supplies — 4.0%
281,032	GE HealthCare Technologies, Inc.	$20,003,858
258,211	Zimmer Biomet Holdings, Inc.	23,347,438
		43,351,296
	Health Care Providers & Services — 2.2%
80,558	Elevance Health, Inc.	23,583,354
	Hotels, Restaurants & Leisure — 2.7%
232,009	Airbnb, Inc., Class A(a)	29,298,096
	Insurance — 7.6%
316,441	American International Group, Inc.	23,812,185
80,000	Marsh & McLennan Cos., Inc.	13,876,000
85,125	Reinsurance Group of America, Inc.	17,379,120
91,705	Willis Towers Watson PLC	26,658,644
		81,725,949
	Interactive Media & Services — 2.1%
79,156	Alphabet, Inc., Class A	22,762,099
	IT Services — 1.2%
66,000	Accenture PLC, Class A	13,087,140
	Life Sciences Tools & Services — 1.9%
121,318	IQVIA Holdings, Inc.(a)	20,689,572
	Media — 1.5%
57,068	Charter Communications, Inc., Class A(a)	12,319,840
86,464	Liberty Broadband Corp., Class C(a)	4,349,139
		16,668,979
	Oil, Gas & Consumable Fuels — 10.8%
263,569	ConocoPhillips	34,791,108
79,267	EOG Resources, Inc.	11,459,630
46,913	Marathon Petroleum Corp.	11,455,216
133,839	Phillips 66	24,382,789
137,600	Targa Resources Corp.	34,500,448
		116,589,191
	Passenger Airlines — 2.3%
377,210	Delta Air Lines, Inc.	25,076,921
	Pharmaceuticals — 2.8%
249,717	Merck & Co., Inc.	30,038,458
	Professional Services — 1.7%
103,111	Equifax, Inc.	18,567,198
	Real Estate Management & Development — 0.8%
59,344	CBRE Group, Inc., Class A(a)	8,038,738
	Software — 5.1%
54,000	Adobe, Inc.(a)	13,126,320
38,500	Roper Technologies, Inc.	13,623,610
152,492	Salesforce, Inc.	28,465,682
		55,215,612
	Textiles, Apparel & Luxury Goods — 1.5%
305,355	NIKE, Inc., Class B	16,128,851
	Trading Companies & Distributors — 1.6%
129,000	AerCap Holdings NV	17,696,220
	Total Common Stocks (Identified Cost $944,007,171)	1,057,145,015

Principal Amount	Description	Value (†)
Short-Term Investments — 2.6%
$28,553,987
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 3/31/2026 at
2.150% to be repurchased at $28,555,692 on
4/01/2026 collateralized by $28,609,800
U.S. Treasury Note, 3.875% due 10/15/2027  valued
at $29,125,204 including accrued interest(b)
(Identified Cost $28,553,987)
		$28,553,987
	Total Investments — 100.5% (Identified Cost $972,561,158)	1,085,699,002
	Other assets less liabilities — (0.5)%	(5,513,348)
	Net Assets — 100.0%	$1,080,185,654

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,057,145,015	$ —	$ —	$1,057,145,015
Short-Term Investments	—	28,553,987	—	28,553,987
Total Investments	$1,057,145,015	$28,553,987	$—	$1,085,699,002

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.